Income taxes - Summary of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the differences between the statutory tax rate and the Group's effective tax rate
PRC statutory tax rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatments	(0.72%)	(0.38%)	(2.53%)
Tax effect of permanent difference	(2.06%)	(15.54%)	(9.03%)
Effect on tax rates in different tax jurisdiction	(12.15%)	(0.50%)	5.18%
Changes in valuation allowance and others	(10.09%)	(8.92%)	(15.84%)
Effective tax rate	(0.02%)	(0.34%)	2.78%